CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
External customers	$ 447,126	$ 391,916	$ 476,520	$ 1,311,996	$ 1,131,293	$ 1,553,069	$ 1,099,057
Related party revenues	19,610	17,448	29,482	57,151	52,081	69,352	63,075
Total revenue	466,736	409,364	506,002	1,369,147	1,183,374	1,622,421	1,162,132
Network fees and other costs	208,239	192,466	254,925	617,691	560,376	756,735	595,995
Sales and marketing	69,313	56,495	32,486	212,602	172,284	236,917	98,418
Other operating costs	40,376	35,028	48,275	119,802	107,748	143,420	124,383
General and administrative	28,600	18,896	38,058	86,387	68,503	86,870	58,091
Depreciation and amortization	40,618	40,066	49,885	119,181	115,767	155,326	110,964
Income from operations	79,590	66,413	82,373	213,484	158,696	243,153	174,281
Interest expense-net	(10,056)	(26,198)	(58,877)	(44,675)	(85,771)	(111,535)	(116,020)
Non-operating expenses	0	0	(9,100)	(92,672)	(13,799)	(14,499)	(4,300)
Income before applicable income taxes	69,534	40,215	14,396	76,137	59,126	117,119	53,961
Income tax (benefit) expense	20,895	11,532	(191)	22,848	14,083	32,309	(956)
Net income	48,639	28,683	14,587	53,289	45,043	84,810	54,917
Less: Net income attributable to non-controlling interests	(24,375)	(17,035)	(16,728)	(24,433)	(24,516)	(48,570)	(32,924)
Net income (loss) attributable to Vantiv, Inc.	$ 24,264	$ 11,648		$ 28,856	$ 20,527
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)			$ (0.02)			$ 0.40	$ 0.25
Diluted (in dollars per share)			$ (0.02)			$ 0.40	$ 0.25
Shares used in computing net income (loss) per common share:
Basic (in shares)			89,515,617			89,515,617	89,515,617
Diluted (in shares)			89,515,617			89,515,617	89,515,617
Class A Common Stock
Net income per share of Class A common stock attributable to Vantiv, Inc.:
Basic (in dollars per share)	$ 0.20	$ 0.13		$ 0.26	$ 0.23
Diluted (in dollars per share)	$ 0.19	$ 0.13		$ 0.24	$ 0.23
Shares used in computing net income (loss) per common share:
Basic (in shares)	122,959,429	89,515,617		112,953,425	89,515,617
Diluted (in shares)	131,127,197	89,515,617		119,600,082	89,515,617